Financial instruments - fair values and risk management - Reconciliation from the opening balances to the closing balances for financial assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Level 3
Measurement of fair values
Financial asset	$ 0	$ 0